Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 52.9%	Par	Value
Financials - 24.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$34,188,000	$34,035,942
4.80%, 04/18/2026 (a)	12,400,000	12,393,472
6.58% to 10/13/2025 then 1 yr. CMT Rate + 1.55%, 10/13/2026 (Callable 10/13/2025) (a)	5,000,000	5,090,094
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	50,000,000	51,103,646
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 (Callable 08/01/2025)	18,937,000	18,885,494
6.10%, 01/15/2027 (Callable 12/15/2026)	5,000,000	5,177,294
6.45%, 04/15/2027 (Callable 03/15/2027)	15,773,000	16,523,691
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,340,181
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025) (a)	7,000,000	7,200,951
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	15,000,000	16,047,688
Air Lease Corp.
5.30%, 06/25/2026	15,000,000	15,242,547
1.88%, 08/15/2026 (Callable 07/15/2026)	1,679,000	1,603,152
2.20%, 01/15/2027 (Callable 12/15/2026)	2,817,000	2,682,523
5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,781,900
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028) (a)	22,700,000	23,810,526
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	14,225,000	14,552,554
ASB Bank Ltd., 5.35%, 06/15/2026 (a)	46,375,000	47,242,514
Assurant, Inc., 6.10%, 02/27/2026 (Callable 01/27/2026)	26,073,000	26,363,865
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/2026 (a)	13,000,000	12,944,817
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026) (a)	11,983,000	11,349,477
3.50%, 11/01/2027 (Callable 07/01/2027) (a)	13,000,000	12,542,234
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	5,000,000	5,225,242
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,856,712
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	5,000,000	5,117,701
Bank of America Corp., 4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	15,092,872
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025) (a)	27,350,000	27,719,015
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	23,084,000	22,035,956
Bank of Montreal
5.37%, 06/04/2027	14,375,000	14,867,393
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	40,000,000	40,298,935
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027 (Callable 04/26/2026)	7,475,000	7,547,360
Bank of Nova Scotia
4.50%, 12/16/2025	6,000,000	5,985,369
4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	47,386,591
Banque Federative du Credit Mutuel SA
4.94%, 01/26/2026 (a)	16,675,000	16,801,132
5.19%, 02/16/2028 (a)	27,200,000	27,898,984
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	27,787,000	27,421,520
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	8,000,000	8,027,857
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	7,500,000	7,768,649
5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028 (Callable 03/12/2027)	10,000,000	10,273,952
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	7,083,000	7,015,884
BNP Paribas SA
4.38%, 05/12/2026 (a)	7,000,000	6,953,095
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	12,500,000	12,259,702
4.63%, 03/13/2027 (a)	1,300,000	1,295,902
3.50%, 11/16/2027 (a)	5,000,000	4,875,151
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	7,000,000	6,718,380
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)	11,297,000	10,889,827
BPCE SA
4.50%, 03/15/2025 (a)	6,970,000	6,933,369
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (a)	2,432,000	2,306,027
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026) (a)	15,000,000	15,571,657
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	30,000,000	30,625,958
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	51,372,617
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	15,000,000	14,855,577
Capital One Financial Corp., 4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	28,000,000	28,001,892
Centene Corp., 4.25%, 12/15/2027 (Callable 10/17/2024)	40,757,000	40,029,545
Charles Schwab Corp., 5.88%, 08/24/2026 (Callable 07/24/2026)	30,000,000	30,867,585
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,578,583
CNO Global Funding
1.65%, 01/06/2025 (a)	15,000,000	14,843,146
5.88%, 06/04/2027 (a)	35,000,000	36,053,148
Cooperatieve Rabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026) (a)	7,000,000	6,643,318
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)	26,068,000	25,591,907
Corebridge Global Funding
5.75%, 07/02/2026 (a)	39,000,000	39,990,363
4.65%, 08/20/2027 (a)	14,500,000	14,673,084
Credit Agricole SA
4.38%, 03/17/2025 (a)	20,341,000	20,233,714
5.59%, 07/05/2026 (a)	26,000,000	26,592,806
Credit Agricole SA/London, 4.13%, 01/10/2027 (a)	10,000,000	9,944,388
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	15,000,000	14,549,705
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027) (a)	5,000,000	5,125,596
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	1,392,000	1,386,517
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	11,130,000	11,585,107
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	20,057,000	19,081,461
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	4,000,000	4,086,509
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	31,189,198
Discover Bank
4.25%, 03/13/2026	6,955,000	6,925,492
3.45%, 07/27/2026 (Callable 04/27/2026)	7,500,000	7,342,068
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,521,892
Discover Financial Services, 4.50%, 01/30/2026 (Callable 11/30/2025)	9,500,000	9,488,190
DNB Bank ASA, 5.90% to 10/09/2025 then SOFR + 1.95%, 10/09/2026 (Callable 10/09/2025) (a)	29,800,000	30,157,877
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,469,534
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	12,700,000	12,754,215
5.70%, 03/14/2028 (a)	5,000,000	5,172,993
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	20,000,000	19,992,140
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	16,800,000	17,255,915
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	22,494,000	22,262,460
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,196,461
ING Groep NV
1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	12,000,000	11,516,223
6.08% to 09/11/2026 then SOFR + 1.56%, 09/11/2027 (Callable 09/11/2026)	23,317,000	24,033,958
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	15,300,000	15,188,026
Jackson National Life Global Funding
5.50%, 01/09/2026 (a)	15,000,000	15,149,926
5.60%, 04/10/2026 (a)	35,000,000	35,502,240
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	23,000,000	23,283,211
6.45%, 06/08/2027	2,380,000	2,497,466
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	4,300,000	4,132,006
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	10,000,000	10,364,013
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)	15,000,000	15,250,893
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	28,045,080
KeyCorp, 6.27% (SOFR + 1.25%), 05/23/2025 (Callable 02/23/2025)	7,000,000	7,011,060
Kimco Realty OP LLC, 3.85%, 06/01/2025 (Callable 03/01/2025)	3,950,000	3,913,535
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (a)	2,093,000	2,128,378
7.88%, 10/15/2026 (a)	9,330,000	9,841,628
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	27,500,000	28,226,067
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,662,643
4.63%, 11/15/2027 (Callable 10/04/2024) (a)	20,927,000	20,768,965
Macquarie Bank Ltd., 4.88%, 06/10/2025 (a)	16,375,000	16,358,583
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026) (a)	25,000,000	23,643,087
Met Tower Global Funding, 5.40%, 06/20/2026 (a)	47,200,000	48,195,357
Morgan Stanley
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027 (Callable 01/28/2026)	19,000,000	19,177,395
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,808,553
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	20,424,134
Mutual of Omaha Cos. Global Funding
5.80%, 07/27/2026 (a)	25,000,000	25,581,253
5.35%, 04/09/2027 (a)	23,450,000	24,060,749
National Bank of Canada, 5.60% to 07/02/2026 then SOFR + 1.04%, 07/02/2027 (Callable 07/02/2026)	51,450,000	52,497,730
Nationwide Building Society
4.00%, 09/14/2026 (a)	34,021,000	33,536,835
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	18,400,000	19,157,452
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	30,000,000	30,532,670
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,257,907
NatWest Markets PLC, 1.60%, 09/29/2026 (a)	10,500,000	9,948,476
Nomura Holdings, Inc., 1.65%, 07/14/2026	6,600,000	6,285,103
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,928,921
Pricoa Global Funding I, 5.55%, 08/28/2026 (a)	10,000,000	10,266,896
Principal Life Global Funding II
5.00%, 01/16/2027 (a)	15,850,000	16,141,376
4.60%, 08/19/2027 (a)	17,750,000	17,990,517
Protective Life Global Funding, 5.21%, 04/14/2026 (a)	20,000,000	20,269,008
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	7,000,000	7,163,719
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	9,418,000	9,396,956
5.24%, 02/02/2026 (a)	36,000,000	36,171,562
Royal Bank of Canada, 5.20%, 07/20/2026	20,000,000	20,421,672
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027 (Callable 05/31/2026)	15,000,000	15,322,172
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	8,409,000	7,998,713
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,763,015
Skandinaviska Enskilda Banken AB, 5.13%, 03/05/2027 (a)	10,000,000	10,236,284
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026) (a)	18,155,000	17,211,934
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	10,000,000	9,904,778
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	10,000,000	9,500,221
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	5,000,000	4,777,114
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)	25,000,000	25,347,593
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)	2,000,000	2,088,619
Standard Chartered PLC
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026) (a)	8,000,000	8,214,670
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	5,000,000	4,771,679
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	20,125,000	20,409,901
3.01%, 10/19/2026	12,000,000	11,710,367
Sumitomo Mitsui Trust Bank Ltd.
5.65%, 03/09/2026 (a)	22,400,000	22,827,623
5.20%, 03/07/2027 (a)	10,000,000	10,214,480
4.45%, 09/10/2027 (a)	18,150,000	18,255,057
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	3,555,000	3,677,375
Swedbank AB, 5.47%, 06/15/2026 (a)	47,475,000	48,503,721
Synchrony Bank
5.40%, 08/22/2025 (Callable 07/22/2025)	5,000,000	5,010,539
5.63%, 08/23/2027 (Callable 07/23/2027)	6,367,000	6,481,034
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	2,266,000	2,224,161
3.95%, 12/01/2027 (Callable 09/01/2027)	39,000,000	37,866,168
Synovus Financial Corp., 5.20%, 08/11/2025 (Callable 07/11/2025)	31,353,000	31,366,223
Toronto-Dominion Bank, 5.53%, 07/17/2026	20,000,000	20,513,013
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (Callable 05/12/2025) (a)	12,000,000	11,965,004
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	5,000,000	4,907,951
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (a)	22,300,000	23,459,675
US Bancorp, 6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027 (Callable 10/26/2026)	25,000,000	26,254,390
Wells Fargo & Co., 5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	31,500,000	32,526,588
Westpac New Zealand Ltd., 5.13%, 02/26/2027 (a)	25,000,000	25,542,400
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	11,997,000	11,949,801
		2,699,033,249

Industrials - 25.7%(b)
Advance Auto Parts, Inc.
5.90%, 03/09/2026	10,000,000	10,103,167
1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,468,620
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,243,940
Aker BP ASA
2.00%, 07/15/2026 (Callable 06/15/2026) (a)	538,000	515,152
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	32,255,000	33,412,419
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,000,000	2,930,754
Anglo American Capital PLC
4.88%, 05/14/2025 (a)	956,000	955,242
4.75%, 04/10/2027 (a)	11,594,000	11,650,085
4.00%, 09/11/2027 (a)	3,184,000	3,134,743
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	24,300,000	24,220,350
ArcelorMittal SA
6.13%, 06/01/2025	1,413,000	1,420,420
4.55%, 03/11/2026	12,000,000	11,982,986
6.55%, 11/29/2027 (Callable 10/29/2027)	8,234,000	8,739,706
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	33,034,000	31,211,870
4.38%, 08/15/2027 (Callable 10/17/2024) (a)	21,744,000	21,580,315
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,505,802
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/01/2025)	25,000,000	24,898,811
Bayer US Finance II LLC, 5.50%, 08/15/2025 (a)	4,000,000	4,005,310
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026) (a)	10,000,000	10,313,313
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	2,500,000	2,490,868
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 11/01/2024) (a)	21,029,000	20,995,396
BMW US Capital LLC, 4.60%, 08/13/2027 (a)	25,000,000	25,279,215
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027) (a)	7,000,000	7,230,428
Boston Medical Center Corp., 3.91%, 07/01/2028	13,330,000	12,755,961
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025) (a)	30,041,000	29,904,858
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)	45,375,000	46,375,290
Campbell Soup Co., 5.20%, 03/19/2027	7,000,000	7,183,434
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (a)	5,780,000	5,642,504
Celanese US Holdings LLC, 6.17%, 07/15/2027 (Callable 06/15/2027)	34,151,000	35,387,473
CF Industries, Inc., 4.50%, 12/01/2026 (a)	20,000,000	19,987,595
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 10/17/2024) (a)	9,000,000	8,752,595
Charter Communications Operating LLC, 4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	17,865,087
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	2,824,000	2,819,381
6.15%, 11/10/2026 (Callable 10/10/2026)	13,850,000	14,235,048
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026) (a)	7,000,000	7,170,934
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	47,157,667
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	20,300,000	19,147,886
CVS Pass-Through Trust
5.88%, 01/10/2028	3,471,236	3,460,909
6.04%, 12/10/2028	15,644,495	15,910,949
6.94%, 01/10/2030	5,994,833	6,273,422
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (a)	2,537,530	2,768,623
Daimler Truck Finance North America LLC
5.15%, 01/16/2026 (a)	11,825,000	11,926,846
5.13%, 09/25/2027 (Callable 08/25/2027) (a)	20,000,000	20,451,107
DCP Midstream Operating LP, 5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,930,150
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	7,300,000	7,450,352
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	51,950,000	49,212,889
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025) (a)	14,147,000	14,011,714
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	17,790,000	18,267,498
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	20,000,000	20,509,648
Enbridge, Inc., 5.90%, 11/15/2026 (Callable 10/15/2026)	7,000,000	7,228,670
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)	7,000,000	7,245,441
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	5,011,332
5.63%, 05/01/2027 (Callable 10/17/2024) (a)	14,600,000	14,650,428
5.50%, 06/01/2027 (Callable 03/01/2027)	14,000,000	14,357,994
EQM Midstream Partners LP, 5.50%, 07/15/2028 (Callable 04/15/2028)	5,500,000	5,573,728
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027) (a)	3,100,000	3,080,747
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	15,000,000	14,953,300
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,600,000	28,280,084
6.00%, 01/15/2028 (Callable 12/15/2027)	4,845,000	5,021,441
FMC Corp.
5.15%, 05/18/2026 (Callable 04/18/2026)	37,735,000	38,080,059
3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,441,594
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	26,192,320
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,383,777
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,309,098
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 11/01/2024)	5,372,000	5,331,474
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 10/01/2024) (a)	18,720,000	18,713,630
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026) (a)	23,335,000	21,961,528
General Motors Financial Co., Inc.
5.40%, 04/06/2026	10,000,000	10,120,908
5.35%, 07/15/2027	30,000,000	30,690,894
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	1,184,000	1,179,200
Glencore Funding LLC
1.63%, 09/01/2025 (Callable 08/01/2025) (a)	20,000,000	19,468,642
5.34%, 04/04/2027 (a)	29,875,000	30,599,276
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,531,116
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (Callable 09/15/2025) (a)	30,525,000	29,764,759
3.45%, 10/15/2027 (Callable 08/15/2027) (a)	11,895,000	11,506,514
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025) (a)	27,407,000	27,325,451
6.19%, 11/01/2025 (a)	13,720,000	13,915,366
HCA, Inc., 5.38%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,296,014
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027) (a)	32,200,000	32,266,890
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,644,140
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	25,000,000	24,399,270
HF Sinclair Corp.
5.88%, 04/01/2026 (Callable 01/01/2026)	32,216,000	32,671,552
6.38%, 04/15/2027 (Callable 10/15/2024)	7,395,000	7,496,964
5.00%, 02/01/2028 (Callable 02/01/2025)	10,644,000	10,592,457
Hyatt Hotels Corp., 5.75%, 01/30/2027 (Callable 12/30/2026)	20,000,000	20,489,659
Hyundai Capital America
1.80%, 10/15/2025 (Callable 09/15/2025) (a)	5,557,000	5,399,225
5.50%, 03/30/2026 (a)	20,000,000	20,296,371
5.65%, 06/26/2026 (a)	20,000,000	20,403,177
5.28%, 06/24/2027 (a)	5,000,000	5,112,466
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,637,077
Illumina, Inc.
5.80%, 12/12/2025 (Callable 11/12/2025)	42,700,000	43,256,986
4.65%, 09/09/2026	15,375,000	15,470,669
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	8,145,000	7,907,989
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025 (Callable 09/01/2025) (a)	22,000,000	21,232,959
1.83%, 10/15/2027 (Callable 08/15/2027) (a)	24,255,000	22,462,436
Jabil, Inc., 4.25%, 05/15/2027 (Callable 04/15/2027)	8,345,000	8,287,144
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027 (Callable 12/15/2026)	7,700,000	7,366,806
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025 (a)	5,000,000	4,952,800
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	55,000,000	52,287,700
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000,000	20,527,412
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/01/2025)	5,000,000	4,856,621
LG Energy Solution Ltd., 5.38%, 07/02/2027 (a)	30,000,000	30,478,500
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	50,425,000	52,326,177
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	5,000,000	5,020,932
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	2,090,000	2,075,616
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,191,747
National Fuel Gas Co., 5.50%, 10/01/2026	18,750,000	19,133,656
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	5,000,000	5,020,421
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (a)	5,000,000	5,166,471
5.30%, 09/13/2027 (a)	27,225,000	27,176,652
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025) (a)	5,291,000	5,202,443
Occidental Petroleum Corp.
3.40%, 04/15/2026 (Callable 01/15/2026)	10,839,000	10,610,279
3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,713,410
8.50%, 07/15/2027 (Callable 01/15/2027)	22,992,000	24,999,523
5.00%, 08/01/2027 (Callable 07/01/2027)	7,000,000	7,096,334
OCI NV, 4.63%, 10/15/2025 (Callable 11/01/2024) (a)	16,287,000	16,264,930
ONEOK, Inc., 5.55%, 11/01/2026 (Callable 10/01/2026)	10,000,000	10,226,611
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,486,856
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026) (a)	14,275,000	14,533,608
5.35%, 01/12/2027 (Callable 12/12/2026) (a)	12,000,000	12,229,039
4.20%, 04/01/2027 (Callable 01/01/2027) (a)	1,825,000	1,815,880
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 (Callable 10/17/2024)	10,881,000	10,841,703
Pioneer Natural Resources Co., 5.10%, 03/29/2026	7,000,000	7,098,737
POSCO, 5.63%, 01/17/2026 (a)	10,000,000	10,124,190
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 11/01/2024) (a)	18,106,000	17,550,327
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,871,234
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	25,839,000	25,739,493
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,722,135
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	38,750,000	37,602,340
Regal Rexnord Corp.
6.05%, 02/15/2026	30,375,000	30,843,631
6.05%, 04/15/2028 (Callable 03/15/2028)	20,450,000	21,262,237
Renesas Electronics Corp.
1.54%, 11/26/2024 (Callable 11/01/2024) (a)	34,180,000	33,959,900
2.17%, 11/25/2026 (Callable 10/25/2026) (a)	809,000	770,526
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	1,000,000	968,619
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	15,000,000	15,463,940
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,636,998
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027) (a)	27,775,000	28,345,035
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026) (a)	7,000,000	6,639,283
SK Hynix, Inc.
6.25%, 01/17/2026 (a)	13,000,000	13,252,330
5.50%, 01/16/2027 (a)	15,000,000	15,318,765
6.38%, 01/17/2028 (a)	4,700,000	4,939,126
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	10,000,000	10,182,994
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	5,852,000	6,014,922
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027) (a)	50,571,000	51,615,482
Sonoco Products Co., 4.45%, 09/01/2026	10,000,000	10,001,784
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027) (a)	13,250,000	13,351,287
Southern Copper Corp., 3.88%, 04/23/2025	15,534,000	15,416,224
Sprint Capital Corp., 6.88%, 11/15/2028	3,647,000	3,981,857
Sprint LLC, 7.63%, 03/01/2026 (Callable 11/01/2025)	6,189,000	6,392,928
Tapestry, Inc., 7.05%, 11/27/2025	4,000,000	4,079,130
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	25,385,000	24,112,444
T-Mobile USA, Inc., 2.63%, 04/15/2026 (Callable 10/15/2024)	6,000,000	5,847,151
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	23,688,000	22,656,879
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 10/15/2024)	11,000,000	10,726,253
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	6,698,000	6,344,782
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	27,613,000	27,340,140
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027) (a)	8,395,000	8,983,112
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,883,955
Videotron Ltd., 5.13%, 04/15/2027 (Callable 11/01/2024) (a)	24,026,000	23,946,296
Viterra Finance BV, 2.00%, 04/21/2026 (Callable 03/21/2026) (a)	49,121,000	47,156,739
Volkswagen Group of America Finance LLC
5.70%, 09/12/2026 (a)	35,000,000	35,789,711
4.85%, 08/15/2027 (a)	12,000,000	12,096,984
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	16,952,000	16,229,977
2.40%, 04/01/2028 (Callable 02/01/2028)	1,930,000	1,773,485
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	47,197,000	45,637,027
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	50,194,000	48,277,476
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	52,570,000	52,286,102
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/01/2025)	1,692,000	1,677,845
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	30,724,000	30,331,464
Weyerhaeuser Co., 4.75%, 05/15/2026	28,250,000	28,429,355
		2,800,365,706

Utilities - 2.5%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (c)	30,000,000	30,362,570
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (Callable 05/06/2027) (a)	25,000,000	25,646,076
Ameren Corp., 5.70%, 12/01/2026 (Callable 11/01/2026)	20,000,000	20,560,682
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027) (a)	1,000,000	998,910
DTE Energy Co., 4.95%, 07/01/2027 (Callable 06/01/2027)	23,175,000	23,566,139
Enel Finance America LLC, 7.10%, 10/14/2027 (Callable 09/14/2027) (a)	5,332,000	5,727,794
Enel Finance International NV, 4.50%, 06/15/2025 (a)	25,000,000	24,889,408
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,739,095
Eversource Energy, 5.00%, 01/01/2027	12,000,000	12,190,588
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	21,439,000	20,767,027
FirstEnergy Pennsylvania Electric Co.
4.00%, 04/15/2025 (a)	5,173,000	5,136,331
5.15%, 03/30/2026 (a)	7,000,000	7,061,229
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026) (a)	21,525,000	20,787,789
Pennsylvania-American Water Co., 7.80%, 09/01/2026 (a)	8,000,000	8,339,278
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	16,855,000	16,674,871
Spire, Inc., 5.30%, 03/01/2026	20,000,000	20,221,347
Transelec SA, 4.25%, 01/14/2025 (Callable 11/04/2024) (a)	5,000,000	4,982,973
		273,652,107
TOTAL CORPORATE BONDS (Cost $5,680,168,844)		5,773,051,062

U.S. TREASURY SECURITIES - 29.1%	Par	Value
United States Treasury Note/Bond
4.63%, 03/15/2026	257,100,000	260,193,234
4.50%, 07/15/2026	940,225,000	953,226,544
4.38%, 08/15/2026	982,825,000	995,110,313
4.63%, 11/15/2026	251,475,000	256,494,677
4.13%, 02/15/2027	201,550,000	203,880,422
3.13%, 08/31/2027	457,475,000	451,810,174
3.88%, 11/30/2027	50,000,000	50,428,711
TOTAL U.S. TREASURY SECURITIES (Cost $3,134,643,475)		3,171,144,075

ASSET BACKED SECURITIES - 7.2%	Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/2029 (Callable 04/15/2028)	11,000,000	10,975,421
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028	41,449,000	41,764,493
Bank of America Auto Trust
Series 2023-1A, Class A3, 5.53%, 02/15/2028 (Callable 10/15/2026) (a)	47,800,000	48,459,162
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (Callable 05/15/2027) (a)	18,725,000	19,110,729
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 11/25/2027) (a)	24,285,000	24,880,968
Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 10/25/2027) (a)	30,965,000	31,781,851
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83%, 02/15/2028 (Callable 04/15/2027) (a)	27,275,000	27,747,523
DLLAD LLC, Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 02/20/2029) (a)	26,925,000	27,655,193
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	28,000,000	28,760,620
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	85,463,000	86,314,810
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	45,897,000	46,691,289
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	750,000	767,723
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/2026 (Callable 10/20/2024) (a)	817,581	809,428
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027 (Callable 01/20/2027)	10,150,000	10,132,276
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 10/15/2028) (a)	10,375,000	10,565,392
Harley-Davidson Customer Funding Corp., Series 2024-B, Class A3, 4.31%, 07/16/2029 (Callable 05/15/2028)	10,900,000	10,890,760
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	21,000,000	21,409,823
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	23,410,000	23,997,959
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	29,416,000	29,894,613
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	10,000,000	10,262,319
JPMorgan Chase Bank NA
Series 2021-2, Class B, 0.89%, 12/26/2028 (Callable 09/25/2025) (a)	674,807	671,819
Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 04/25/2025) (a)	4,283,374	4,224,102
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029 (a)	6,575,000	6,732,565
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 12/15/2029) (a)	2,962,636	2,895,325
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 12/15/2026) (a)	1,521,938	1,472,939
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 04/15/2027) (a)	6,836,831	6,552,123
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 08/15/2028) (a)	7,470,023	6,787,532
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 12/15/2029) (a)	20,452,385	18,312,370
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	5,922,232	5,487,404
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029) (a)	8,161,494	7,618,870
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 02/20/2032) (a)	8,235,317	7,701,910
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 01/15/2026) (a)	1,761,911	1,760,849
Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 07/15/2027) (a)	3,126,822	3,167,170
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/2027 (Callable 04/20/2027) (a)	29,175,000	29,686,438
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.47%, 10/20/2028 (Callable 10/20/2027) (a)	27,100,000	27,473,389
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	52,124,000	53,224,468
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2024) (a)(d)	8,481,607	8,210,437
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 10/25/2024) (a)(d)	5,454,089	5,276,431
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	43,500,000	44,413,195
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/2039 (a)	27,975,000	28,226,311
TOTAL ASSET BACKED SECURITIES (Cost $776,216,652)		782,767,999

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
BBCMS Trust, Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,500,000	12,502,338
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,689,146
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	27,927,000	27,034,604
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2025)	41,915,000	41,343,300
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)	16,564,000	16,022,712
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	594,648	586,975
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027) (e)	1,017,000	982,535
Commercial Mortgage Pass Through Certificates
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	12,400,000	12,281,825
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	5,170,000	5,115,182
Series 2015-LC21, Class A4, 3.71%, 07/10/2048 (Callable 01/10/2026)	30,235,955	29,979,052
Computershare Corporate Trust
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	24,395,000	24,084,478
Series 2015-C31, Class ASB, 3.49%, 11/15/2048 (Callable 11/15/2025)	500,730	496,888
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	7,500,000	7,178,762
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	5,260,000	5,088,942
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	37,141,178
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	16,723,632	16,569,248
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	37,619,067	37,165,385
Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)	4,253,000	4,195,535
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 10/10/2024)	4,048,934	3,881,877
Series 2015-GS1, Class A2, 3.47%, 11/10/2048 (Callable 11/10/2025)	2,049,833	2,018,390
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,880,395
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	3,309,000	3,190,533
JP Morgan Chase Commercial Mortgage Securities, Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	2,065,000	1,995,802
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	6,176,835	6,133,606
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	7,790,004	7,768,513
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	28,374,055	27,803,070
Series 2015-C28, Class A4, 3.23%, 10/15/2048 (Callable 04/15/2025)	15,000,000	14,875,353
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	17,494,940	17,255,753
Series 2015-C31, Class ASB, 3.54%, 08/15/2048 (Callable 08/15/2025)	1,749,039	1,733,910
Series 2015-C33, Class ASB, 3.56%, 12/15/2048 (Callable 11/15/2025)	890,884	882,579
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	23,313,790	22,927,485
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	9,010,000	8,710,023
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	3,000,000	2,861,814
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4, 3.34%, 03/15/2048 (Callable 03/15/2031)	10,702,782	10,603,292
Series 2015-C27, Class ASB, 3.56%, 12/15/2047 (Callable 11/15/2025)	674,007	670,317
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	28,125,000	27,597,178
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)	1,008,782	994,014
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,682,304
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2031)	10,284,000	10,056,911
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	8,727,513	8,696,635
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $457,874,953)		468,677,839

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.9%	Par	Value
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2024) (a)(e)	3,528,875	3,432,504
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2024) (a)(e)	4,668,939	4,430,059
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 10/25/2024) (a)	2,785,046	2,642,704
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025) (a)(c)	9,743,992	9,290,922
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(e)	26,300,197	26,301,375
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 2.77%, 02/25/2058 (Callable 08/25/2046) (a)(e)	3,451,202	3,382,628
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 10/25/2024) (a)(e)	15,727,576	13,581,421
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 10/25/2024)	21,922	22,103
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 10/25/2024)	390,502	194,699
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 04/25/2044) (a)(e)	14,960,747	14,658,652
FirstKey Homes 2020-SFR1 Trust, Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (a)	28,097,937	27,316,090
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	69,176,007	66,963,558
FirstKey Homes Trust, Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	6,518,660	6,466,278
GCAT, Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 11/25/2033) (a)(e)	24,551,138	22,843,791
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 10/17/2024) (a)	21,840,470	20,961,268
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 10/25/2024)	990,783	1,013,732
Series 2003-5, Class 7A1, 5.00%, 10/25/2024 (Callable 10/25/2024)	2,026	139
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025) (a)(e)	19,190,018	18,838,077
Mill City Mortgage Trust, Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 08/25/2036) (a)(e)	122,802	121,783
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 10/25/2042) (a)(e)	27,420,797	26,366,796
Onslow Bay Mortgage Loan Trust, Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(c)	8,380,158	8,596,136
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 04/25/2032) (c)	1,914,212	475,957
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 02/25/2043) (a)(e)	46,148,378	44,149,734
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 01/25/2030) (a)(e)	32,500,000	32,554,129
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 4.83%, 02/25/2034 (Callable 10/25/2024) (c)	4,661	4,622
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.70%, 10/25/2043 (Callable 10/25/2024) (e)	1,221,883	1,187,119
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 12/25/2026) (a)(e)	1,956,138	1,937,585
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 11/25/2028) (a)(e)	8,067,235	7,821,738
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 07/25/2028) (a)(e)	18,205,880	17,717,900
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 12/25/2030) (a)(e)	2,667,852	2,615,610
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(e)	1,563,430	1,543,850
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 04/25/2033) (a)(e)	5,411,712	5,195,868
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 10/25/2029) (a)(e)	3,040,969	2,906,571
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 02/25/2031) (a)	26,418,474	24,014,240
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.71%, 06/25/2034 (Callable 10/25/2024) (e)	1,095,318	1,013,337
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $427,352,240)		420,562,975

MUNICIPAL BONDS - 1.2%	Par	Value
Alaska Industrial Development & Export Authority, 0.00%, 03/01/2025 (f)	1,555,000	1,523,483
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 11/01/2024) (d)	32,010,000	31,148,243
City of Brockton MA, 5.41%, 08/01/2027	27,725,000	28,386,216
County of Broward FL Professional Sports Facilities Tax Revenue, 6.00%, 09/01/2028	14,175,000	14,809,652
Illinois Housing Development Authority, 4.00%, 02/01/2034 (Callable 08/01/2025)	445,000	442,155
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031) (g)	755,000	659,473
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,765,000	1,741,904
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	7,500,000	7,377,730
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 11/01/2024)	170,000	169,264
New Jersey Economic Development Authority, 6.31%, 07/01/2026	2,730,000	2,761,940
Peralta Community College District, 0.00%, 08/05/2031 (Callable 08/05/2025)	24,275,000	23,324,255
Tennergy Corp./TN
5.97%, 06/01/2026	1,150,000	1,168,852
5.95%, 06/01/2027	800,000	819,739
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	3,300,000	3,229,797
Virginia Small Business Financing Authority, 6.50%, 07/01/2050 (Callable 11/01/2024) (a)(d)	10,000,000	10,000,086
Westvaco Corp., 7.67%, 01/15/2027 (a)	3,900,000	4,075,798
TOTAL MUNICIPAL BONDS (Cost $134,580,405)		131,638,587

OTHER GOVERNMENT RELATED SECURITIES - 0.3%	Par	Value
Korea Electric Power Corp., 5.38%, 04/06/2026 (a)	15,000,000	15,223,866
Korea National Oil Corp., 4.13%, 09/30/2027 (a)	20,000,000	19,926,677
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $34,944,650)		35,150,543

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%	Shares
First American Government Obligations Fund - Class U, 4.84% (h)	289,651,902	289,651,902
TOTAL SHORT-TERM INVESTMENTS (Cost $289,651,902)		289,651,902

TOTAL INVESTMENTS - 101.6% (Cost $10,935,433,121)		11,072,644,982
Liabilities in Excess of Other Assets - (1.6)%		(169,405,933)
TOTAL NET ASSETS - 100.0%		$10,903,239,049

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $3,794,772,563 or 34.8% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(f)	Zero coupon bonds make no periodic interest payments.
(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2024, the total value of securities subject to the AMT was $659,473 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Short-Term Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Short-Term Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$5,773,051,062	$–	$5,773,051,062
U.S. Treasury Securities	–	3,171,144,075	–	3,171,144,075
Asset Backed Securities	–	782,767,999	–	782,767,999
Non-Agency Commercial Mortgage-Backed Securities	–	468,677,839	–	468,677,839
Non-Agency Residential Mortgage-Backed Securities	–	420,562,975	–	420,562,975
Municipal Bonds	–	131,638,587	–	131,638,587
Other Government Related Securities	–	35,150,543	–	35,150,543
Money Market Funds	289,651,902	–	–	289,651,902
Total Investments	$289,651,902	$10,782,993,080	$–	$11,072,644,982

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.